Organization and Nature of Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Nature of Business [Abstract]
Schedule of Subsidiaries of the Company

Upon the reorganization, the Company has subsidiaries in countries and jurisdictions including PRC, Hong Kong and Cayman Islands. Details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Jowell Tech	June 24, 2019	Hong Kong	100	Holding Company
Shanghai Jowell	October 15, 2019	Shanghai, China	100	Holding Company
Shanghai Juhao and its subsidiaries	July 31, 2012	Shanghai, China	0 (VIE)	Online Retail
Shanghai Lianfu	April 13, 2023	Shanghai, China	100%	Live Stream Ecommerce